Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2021

A.	DATES	Begin	End	# days
1	Payment Date		5/17/2021
2	Collection Period	4/1/2021	4/30/2021	30
3	Monthly Interest Period-Actual	4/15/2021	5/16/2021	32
4	Monthly Interest - Scheduled	4/15/2021	5/14/2021	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	288,400,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes	288,500,000.00	145,290,418.92	-	-	53,228,534.12	92,061,884.80	0.3191053
8	Class A-4 Notes	100,000,000.00	100,000,000.00	-	-	-	100,000,000.00	1.0000000
9	Total Class A Notes	771,900,000.00	245,290,418.92	-	-	53,228,534.12	192,061,884.80
10	Class B Notes	42,750,000.00	42,750,000.00	-	-	-	42,750,000.00	1.0000000

11	Total Notes	$814,650,000.00	288,040,418.92	$0.00	$0.00	$53,228,534.12	234,811,884.80

	Overcollateralization
12	Exchange Note	57,000,324.07	26,259,976.18				23,066,264.13
13	Series 2019-A Notes	78,355,077.16	123,365,874.51				126,559,586.56

14	Total Overcollateralization	135,355,401.23	149,625,850.69				149,625,850.69
15	Total Target Overcollateralization	$149,625,850.69	149,625,850.69				149,625,850.69

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	2.60455%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	2.89000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	2.94000%	355,961.53	1.2338355	53,228,534.12	184.5009848	0.00
19	Class A-4 Notes	3.01000%	250,833.33	2.5083333	0.00	0.0000000	0.00
20	Total Class A Notes		606,794.86	0.7861055	53,228,534.12	68.9578108	0.00
21	Class B Notes	3.24000%	115,425.00	2.7000000	0.00	0.0000000	0.00

22	Totals		722,219.86	0.8865401	53,228,534.12	65.3391446	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	893,005,077.16	411,406,293.43				361,371,471.36

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	7.45%	7.45%
25	Aggregate Securitization Value	950,005,401.23	384,437,735.49
26	Aggregate Base Residual Value (Not Discounted)	691,656,548.48	361,012,293.46

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	2,218	6,733,218.97
28	Turn-in Ratio on Scheduled Terminations			40.80%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	23,116	437,666,269.61
30	Depreciation/Payments		(4,685,975.08)
31	Gross Credit Losses	(47)	(877,745.98)
32	Early Terminations — Regular	(8)	(139,033.20)
33	Scheduled Terminations — Returned	(986)	(16,482,609.70)
34	Payoff Units & Lease Reversals	(1,532)	(31,043,170.16)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	20,543	384,437,735.49

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2021

C.	SERVICING FEE

37	Servicing Fee Due	364,721.89

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(39,551.33)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,750,027.01
41	Beginning Reserve Account Balance	4,750,027.01
42	Ending Reserve Account Balance	4,750,027.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	19,925	99.22%	373,392,958.15
44	31 - 60 Days Delinquent	121	0.60%	2,547,361.69
45	61 - 90 Days Delinquent	28	0.14%	541,422.29
46	91 -120 Days Delinquent	7	0.04%	149,965.25
47	121+ Days Delinquent	-	-	-

48	Total	20,081	100.00%	376,631,707.38

49	Total 61+ Delinquent as % End of Period Securitization Value				0.18%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				1.81%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	994	16,621,642.90
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(22,582,608.93)
54	Less: Excess Wear and Tear Received in Current Period		(105,448.36)
55	Less: Excess Mileage Received in Current Period		(74,373.56)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(6,140,787.95)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-16.84%
58	Prior Period Net Residual Losses/(Gains) Ratio		-12.75%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-5.84%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-3.66%
61	Four Month Average		-9.77%

62	Beginning Cumulative Net Residual Losses		(12,905,298.63)
63	Current Period Net Residual Losses		(6,140,787.95)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(19,046,086.58)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.00%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	47	877,745.98
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,139,816.65)

68	Current Period Net Credit Losses/(Gains)		(262,070.67)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.72%
70	Prior Period Net Credit Losses/(Gains) Ratio		-0.49%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.12%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.11%
73	Four Month Average		-0.25%

74	Beginning Cumulative Net Credit Losses		5,294,366.22
75	Current Period Net Credit Losses		(262,070.67)

76	Ending Cumulative Net Credit Losses		5,032,295.55

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.53%

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2021

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	7,630,825.41
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	22,585,923.78
80	Liquidation Proceeds, Recoveries & Expenses	1,006,167.38
81	Insurance Proceeds	133,649.27
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	176,507.07
83	Payoff Payments	35,726,293.34
84	All Other Payments Received	-

85	Collected Amounts	67,259,366.25

86	Investment Earnings on Collection Account	5,153.55

87	Total Collected Amounts - Available for Distribution	67,264,519.80

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	364,721.89
89	Interest on the Exchange Note - to the Trust Collection Account	1,110,796.99
90	Principal on the Exchange Note - to the Trust Collection Account	50,034,822.07
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	13,295,529.73
92	Remaining Funds Payable to Trust Collection Account	2,458,649.12

93	Total Distributions	67,264,519.80

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	66,899,797.91

95	Investment Earnings on Reserve Account	390.43

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	66,900,188.34

		DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98		Administration Fee	18,236.09
99		Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100		Class A Noteholders' Interest Distributable Amount	606,794.86
101		Noteholders' First Priority Principal Distributable Amount	-
102		Class B Noteholders' Interest Distributable Amount	115,425.00
103		Noteholders' Second Priority Principal Distributable Amount	-
104		Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105		Noteholders' Regular Principal Distributable Amount	53,228,534.12
106		Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107		Remaining Funds Payable to Certificateholer	12,931,198.27

108	`	Total Distributions	66,900,188.34